CUSTOMERS AND GEOGRAPHIC INFORMATION (Tables)	6 Months Ended
Jun. 30, 2021
Geographic Areas, Revenues from External Customers [Abstract]
Schedule of Revenues from Sales to Unaffiliated Customers

a.The following table presents the total revenues for the six months ended June 30, 2020 and 2021, allocated to the geographic areas in which it was generated. Revenues are attributed to geographic areas based on the location of the end-users.

	Six months ended June 30,
	2020	2021

North America	$16,449	$24,713
Europe	21,397	25,231
Africa	5,946	11,659
Asia-Pacific and Middle East	23,559	16,970
India	27,620	35,875
Latin America	23,327	22,443

	$118,298	$136,891